Income taxes - Summary of reconciliation of income tax expense calculated at statutory rate and recognized in profit or loss explanatory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net income before tax	€ 118,764	€ 22,552	€ 47,196
Applicable tax rate	14.30%	14.30%	14.30%
Tax expense applying the company tax rate	€ (16,971)	€ (3,223)	€ (6,744)
Effect of tax losses and tax offsets not recognized as deferred tax assets	5,707	2,725	(2,276)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	1,919	15,066
Changes in estimates related to prior years	413	547	1,245
Effect of non-deductible expenses	(520)	(779)	(1,337)
Effect of difference to the company tax rate	(3,847)	(1,752)	517
Other effects	(41)	676	(956)
Tax step-up write-down	(5,100)	(2,200)	(3,000)
Income tax (expense) benefit	€ (18,440)	€ 11,060	€ (12,551)
Effective tax rate	15.50%	(49.00%)	26.60%